UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2020

Item 1. Schedule of Investments.

RNC Genter Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.0%
	COMMUNICATIONS — 13.8%
21,400	AT&T, Inc.	$805,068
17,000	Cisco Systems, Inc.	781,490
5,500	Omnicom Group, Inc.	414,205
9,200	Verizon Communications, Inc.	546,848
		2,547,611
	CONSUMER, CYCLICAL — 6.7%
8,400	Carnival Corp.[1]	365,652
4,500	Genuine Parts Co.	421,065
2,000	Home Depot, Inc.	456,200
		1,242,917
	CONSUMER, NON-CYCLICAL — 28.5%
9,150	AbbVie, Inc.	741,333
12,300	Altria Group, Inc.	584,619
1,900	Amgen, Inc.	410,495
10,700	Bristol-Myers Squibb Co.	673,565
10,800	CVS Health Corp.	732,456
3,000	Eli Lilly & Co.	418,920
9,800	General Mills, Inc.	511,756
4,500	Gilead Sciences, Inc.	284,400
3,000	Johnson & Johnson	446,610
5,800	Philip Morris International, Inc.	479,660
		5,283,814
	ENERGY — 9.8%
5,400	Chevron Corp.	578,556
6,900	Phillips 66	630,453
7,300	Royal Dutch Shell PLC - Class A - ADR[1]	380,695
6,500	Schlumberger Ltd.[1]	217,815
		1,807,519
	FINANCIAL — 20.8%
955	BlackRock, Inc.	503,619
10,700	Citigroup, Inc.	796,187
5,800	JPMorgan Chase & Co.	767,688
9,900	MetLife, Inc.	492,129
7,500	Morgan Stanley	391,950
8,100	Truist Financial Corp.	417,717
10,400	Wells Fargo & Co.	488,176
		3,857,466
	INDUSTRIAL — 7.3%
1,200	Boeing Co.	381,924

RNC Genter Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
1,200	Lockheed Martin Corp.	$513,744
4,300	United Parcel Service, Inc. - Class B	445,136
		1,340,804
	TECHNOLOGY — 6.4%
1,970	Broadcom, Inc.	601,165
1,900	Microsoft Corp.	323,437
4,900	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	264,306
		1,188,908
	UTILITIES — 2.7%
18,800	CenterPoint Energy, Inc.	497,824
	Total Common Stocks
	(Cost $14,331,519)	17,766,863
	SHORT-TERM INVESTMENTS — 3.8%
705,041	Fidelity Investments Money Market Treasury Portfolio - Institutional, 1.470%[2]	705,041

	Total Short-Term Investments
	(Cost $705,041)	705,041

	TOTAL INVESTMENTS — 99.8%
	(Cost $15,036,560)	18,471,904

	Other Assets in Excess of Liabilities — 0.2%	40,408
	TOTAL NET ASSETS — 100.0%	$18,512,312

ADR – American Depository Receipt
PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

RNC Genter Dividend Income Fund

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

Note 1 – Organization

RNC Genter Dividend Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes

At January 31, 2020, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$15,040,501

Gross unrealized appreciation	$3,588,340
Gross unrealized depreciation	(156,937)
Net unrealized appreciation on investments	$3,431,403

RNC Genter Dividend Income Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2020 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$17,766,863	$-	$-	$17,766,863
Short-Term Investments	705,041	-	-	705,041
Total Investments	$18,471,904	$-	$-	$18,471,904

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	03/31/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	03/31/2020

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	03/31/2020

*	Print the name and title of each signing officer under his or her signature.